Expenses by Nature - Schedule of Expenses by Nature (Details)		12 Months Ended
		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Cost of revenue
Total Cost of revenue		RM 26,045,710	$ 5,827,433	RM 10,207,774	RM 2,589,929
Selling and promotion expenses
Total Selling and promotion expenses		208,618	46,676	434,345	99,095
General and administrative expenses
Total General and administrative expenses		6,099,464	1,364,685	1,475,338	302,146
Total of cost of revenue, selling and promotion, and general and administrative expenses		32,353,792	7,238,794	12,117,457	2,991,170
Construction cost [Member]
Cost of revenue
Total Cost of revenue		2,170,000	485,513	6,041,901	1,961,480
Depreciation and amortization [Member]
Cost of revenue
Total Cost of revenue	[1]	229,365	51,318	24,888	74,661
General and administrative expenses
Total General and administrative expenses	[1]	583,049	130,450	274,545	18,629
Consulting fees [Member]
Cost of revenue
Total Cost of revenue	[2]	6,667,000	1,491,666	2,330,000
Vegetable costs [Member]
Cost of revenue
Total Cost of revenue		16,838,559	3,767,437	934,681	21,721
Planting related costs [Member]
Cost of revenue
Total Cost of revenue		59,280	13,263	499,744	249,861
Wages and benefits [Member]
Cost of revenue
Total Cost of revenue	[3]	81,506	18,236	376,560	282,206
General and administrative expenses
Total General and administrative expenses	[3]	1,128,559	252,502	315,762	21,903
Entertainment expenses [Member]
Selling and promotion expenses
Total Selling and promotion expenses		22,575	5,051	53,121	40,137
Marketing fees [Member]
Selling and promotion expenses
Total Selling and promotion expenses		186,043	41,625	381,224	48,958
Sponsorship expenses [Member]
Selling and promotion expenses
Total Selling and promotion expenses					10,000
Director fee [Member]
General and administrative expenses
Total General and administrative expenses	[3],[4]	1,000,000	223,739	120,000	120,000
Professional fees [Member]
General and administrative expenses
Total General and administrative expenses		2,955,710	661,307	503,556	85,725
Commission paid [Member]
General and administrative expenses
Total General and administrative expenses		145,674	32,592	161,129
Office expenses [Member]
General and administrative expenses
Total General and administrative expenses		274,610	61,441	98,567	53,019
Others [Member]
General and administrative expenses
Total General and administrative expenses		RM 11,862	$ 2,654	RM 1,779	RM 2,870

[1]	Depreciation and amortization
[2]	The consulting fees mainly comprise design fees of CEA vertical farms, and consultation service fees on operating and managing the CEA vertical farms.
[3]	Staff costs
[4]	During the years ended December 31, 2022 and 2023, the director of the Company, which is also a shareholder of the Company, was entitled to an annual salary of MYR 120,000 of which the director waived to receive and was accordingly treated as a contribution by a shareholder.